NOTES PAYABLE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
NOTES PAYABLE
Notes payable	$ 163,710		$ 115,405	$ 86,093
Promissory note issued	$ 48,305		$ 29,312
Interest rate	10.00%		10.00%
Interest expense	$ 6,935	$ 4,795	$ 9,669	$ 7,021